Loss for the Year	12 Months Ended
Dec. 31, 2025
Profit (loss) [abstract]
Loss for the Year
11.
LOSS FOR THE YEAR

---------------------------------------------------------------------------------------------------------------------------------------

	Years ended December 31,
	2025	2024	2023
Loss for the year has been arrived at after charging:
Staff costs:
Salaries and other allowances	$1,459	$8,411	$10,356
Retirement benefits scheme contributions	14	219	499
Share-based payment expenses	(979)	10,926	12,685
Total staff costs	494	19,556	23,540
Depreciation of plant and equipment	26	52	87
Amortization of right-of-use assets	209	289	587
Amortization of intangible assets	20	20	20
Impairment loss of an intangible asset	1,717	13,000	—
Other expense (note)	12	140	46,003

Note: For the year ended December 31, 2023, the other expense also includes expenses incurred in connection with the Business Combination.